Significant Accounting Policies (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jun. 16, 2021	Jun. 16, 2020	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 06, 2023	Sep. 30, 2023	Oct. 08, 2021	May 31, 2021	May 07, 2021
Significant Accounting Policies [Line Items]
Commission receivable				$ 7,919	$ 35,805
Spot token price				438,000
Impairment charge					294,000
Impaired assets					1,700,000
Other assets				$ 2,095,800	2,534,684
Aggregate amount					1,000
Percentage of salvage value				0.00%
Commission payable				$ 35,321	47,359
Escrow shares (in Shares)	1,933,740	3,867,481
Share percentage	50.00%	50.00%
Ordinary shares issued (in Shares)							500,000,000
Shareholders loan						$ 600,000
Additional equity interest									30.00%
Minority shareholders									$ 200,000
Contribution amount					1,713,775
Cash contribution			$ 178,916
Additional capital contributions				$ 257,405
Recognized income tax percentage				50.00%
Grandshores Technology Group Limited [Member]
Significant Accounting Policies [Line Items]
Contribution amount					$ 1,713,775
Silver Leaf Asset Management Co., Ltd. [Member]
Significant Accounting Policies [Line Items]
Exchange for interest			49.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives				3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives				10 years
Class A Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Ordinary shares issued (in Shares)								71,200,000
Business Combination [Member]
Significant Accounting Policies [Line Items]
Equity interest											60.00%
Lion Metaverse Limited [Member]
Significant Accounting Policies [Line Items]
Ownership percentage				50.00%
Sponsor [Member]
Significant Accounting Policies [Line Items]
Ownership percentage										51.00%